Operating expenses by nature	12 Months Ended
Dec. 31, 2020
Expense By Nature [Abstract]
Operating expenses by nature

15. Operating expenses by nature

	Year ended December 31,
in USD ‘000	2020	2019	2018
External research and development costs	51,803	70,531	49,480
Staff costs (note 16)	19,643	24,556	19,537
Professional fees	3,994	7,072	3,871
Rents	22	21	827
Travel expenses	156	1,398	1,044
Patent registration costs	813	882	1,002
Depreciation	721	737	109
Other	2,566	1,914	1,299
Total operating expenses by nature	79,718	107,111	77,169

Due to the difficulty in assessing when research and development projects would generate revenue, the Group expenses all research and development costs on the consolidated statement of comprehensive loss. In 2020, research and development expenses amounted to USD 67.5 million (2019: USD 88.1 million, 2018: USD 62.9 million).

As a result of the COVID-19 pandemic, research and development activities associated with certain ongoing clinical trials have been and may be further delayed, that may consequently impact and also delay the timing of recognition of such research and development activities in the profit and loss accounts. On March 23, 2020, the Group announced its decision to place a temporary hold on further screening and randomization of patients into its EDELWEISS 2 and EDELWEISS 3 clinical trials. During the second quarter of 2020, new patient enrollment in the EDELWEISS 2 and EDELWEISS 3 clinical trials resumed in several European countries, as well as in selective areas of the United States, based on local conditions with respect to the prevalence and spread of the COVID-19 pandemic. In January 2021, the Group announced its decision to discontinue our EDELWEISS 2 clinical trial, due to challenging patient screening and enrollment, as well as persisting difficult environment of the ongoing pandemic. As the COVID-19 pandemic continues to rapidly evolve, the Group does not yet know the full extent of the pandemic’s potential effects on its business, its clinical trials, its anticipated timelines for the development of the Group’s product candidates, or on the supply chain for its clinical supplies. These effects could have a material adverse impact on the Group’s business and financial condition.

The depreciation expense has been allocated as follows:

	Year ended December 31,
in USD ‘000	2020	2019	2018
Research and development expenses	447	429	63
General and administrative expenses	274	308	46
Total depreciation	721	737	109